Annual Total Returns[BarChart] - Federated Hermes MDT Large Cap Value Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.01%	19.85%	39.71%	14.08%	(5.00%)	15.09%	14.11%	(7.43%)	20.69%	6.01%